Document and Entity Information	12 Months Ended
Mar. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jul 18, 2012
Document Effective Date	Jul 18, 2012
Prospectus Date	Mar 1, 2012

Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Supplement to Prospectus dated March 1, 2012

1.  The following replaces the third paragraph in “Principal Investment Strategies” in “Fund Summaries – Floating-Rate Advantage Fund” and “Fund Summaries – Floating-Rate Fund”:

The investment adviser seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans.  When selecting Senior Loans, the investment adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics.  Senior Loans may be sold, if in the opinion of the investment adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities.  In managing the Fund, the investment adviser seeks to invest in a portfolio of Senior Loans that it believes will be less volatile over time than the general loan market.  Preservation of capital is considered when consistent with the Fund’s investment objective.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	evmft1_SupplementTextBlock

Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Supplement to Prospectus dated March 1, 2012

1.  The following replaces the third paragraph in “Principal Investment Strategies” in “Fund Summaries – Floating-Rate Advantage Fund” and “Fund Summaries – Floating-Rate Fund”:

The investment adviser seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans.  When selecting Senior Loans, the investment adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics.  Senior Loans may be sold, if in the opinion of the investment adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities.  In managing the Fund, the investment adviser seeks to invest in a portfolio of Senior Loans that it believes will be less volatile over time than the general loan market.  Preservation of capital is considered when consistent with the Fund’s investment objective.

Eaton Vance Floating-Rate Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evmft1_SupplementTextBlock

Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Supplement to Prospectus dated March 1, 2012

1.  The following replaces the third paragraph in “Principal Investment Strategies” in “Fund Summaries – Floating-Rate Advantage Fund” and “Fund Summaries – Floating-Rate Fund”:

The investment adviser seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans.  When selecting Senior Loans, the investment adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics.  Senior Loans may be sold, if in the opinion of the investment adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities.  In managing the Fund, the investment adviser seeks to invest in a portfolio of Senior Loans that it believes will be less volatile over time than the general loan market.  Preservation of capital is considered when consistent with the Fund’s investment objective.

Eaton Vance Floating-Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evmft1_SupplementTextBlock

Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Floating-Rate Fund
Supplement to Prospectus dated March 1, 2012

1.  The following replaces the third paragraph in “Principal Investment Strategies” in “Fund Summaries – Floating-Rate Advantage Fund” and “Fund Summaries – Floating-Rate Fund”:

The investment adviser seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans.  When selecting Senior Loans, the investment adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics.  Senior Loans may be sold, if in the opinion of the investment adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities.  In managing the Fund, the investment adviser seeks to invest in a portfolio of Senior Loans that it believes will be less volatile over time than the general loan market.  Preservation of capital is considered when consistent with the Fund’s investment objective.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 18, 2012